Vanguard® U.S. Value Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (7.1%)
	Dow Inc.	137,388	7,007
	Freeport-McMoRan Inc.	120,668	3,572
	Reliance Steel & Aluminum Co.	18,082	3,399
	International Paper Co.	61,884	2,576
*	Cleveland-Cliffs Inc.	139,215	2,404
	US Steel Corp.	91,298	2,088
	LyondellBasell Industries NV Class A	18,340	1,522
	Mosaic Co.	27,454	1,479
	Steel Dynamics Inc.	18,078	1,459
	Alcoa Corp.	25,989	1,286
	Huntsman Corp.	41,820	1,172
	Commercial Metals Co.	28,538	1,156
	UFP Industries Inc.	14,471	1,149
	Boise Cascade Co.	17,550	1,094
	Timken Co.	16,502	1,039
	CF Industries Holdings Inc.	9,916	1,026
	Olin Corp.	18,177	994
*	Intrepid Potash Inc.	21,255	993
	Schnitzer Steel Industries Inc. Class A	28,973	957
	Tronox Holdings plc Class A	65,031	951
*	TimkenSteel Corp.	55,719	855
	Ryerson Holding Corp.	28,282	806
	Koppers Holdings Inc.	34,552	789
*	Clearwater Paper Corp.	16,780	714
	Newmont Corp.	17,196	711
	Westlake Corp.	6,995	690
*	US Silica Holdings Inc.	45,483	638
	Mativ Holdings Inc.	26,433	624
	AdvanSix Inc.	16,971	615
	Chemours Co.	17,341	585
*	LSB Industries Inc.	28,551	451
	Minerals Technologies Inc.	7,614	444
	Mueller Industries Inc.	6,891	435
	Ashland Inc.	3,928	400
*	Constellium SE Class A	27,989	373
	Nucor Corp.	2,762	367
	FutureFuel Corp.	49,864	363
*	Century Aluminum Co.	42,539	328
	Element Solutions Inc.	14,580	272
*	Univar Solutions Inc.	10,024	253
*	Coeur Mining Inc.	82,201	227
	Eastman Chemical Co.	2,466	224

		Shares	Market Value ($000)
	Glatfelter Corp.	42,833	209
	GrafTech International Ltd.	20,035	118
			48,814
Consumer Discretionary (18.4%)
	General Motors Co.	210,309	8,036
	Ford Motor Co.	410,234	6,252
	Toll Brothers Inc.	93,852	4,110
	AMERCO	7,577	3,983
*	Alaska Air Group Inc.	80,044	3,487
*	Goodyear Tire & Rubber Co.	220,887	3,099
	Foot Locker Inc.	80,624	2,970
*	Taylor Morrison Home Corp. Class A	91,363	2,294
*	Penn Entertainment Inc.	66,598	2,080
	BorgWarner Inc. (XNYS)	55,154	2,079
	Fox Corp. Class A	60,507	2,068
	PVH Corp.	36,671	2,063
	Lennar Corp. Class A	26,429	2,047
	Fox Corp. Class B	64,314	2,034
	Nexstar Media Group Inc. Class A	9,910	1,896
*	United Airlines Holdings Inc.	53,998	1,890
	Gray Television Inc.	96,481	1,843
*	Perdoceo Education Corp.	152,716	1,768
*	G-III Apparel Group Ltd.	81,372	1,714
*	Tri Pointe Homes Inc.	98,595	1,709
	Sinclair Broadcast Group Inc. Class A	77,064	1,702
	Group 1 Automotive Inc.	9,311	1,663
*	AutoZone Inc.	718	1,522
*	TravelCenters of America Inc.	28,117	1,521
	Lithia Motors Inc. Class A	5,695	1,512
	Macy's Inc.	86,876	1,505
*	Capri Holdings Ltd.	31,481	1,485
	Marriott Vacations Worldwide Corp.	10,375	1,478
	Qurate Retail Inc. Series A	468,343	1,452
	Signet Jewelers Ltd.	22,220	1,452
	Sonic Automotive Inc. Class A	26,576	1,414
*	American Axle & Manufacturing Holdings Inc.	135,010	1,397
*	AutoNation Inc.	11,205	1,396
	PulteGroup Inc.	33,682	1,369
	Penske Automotive Group Inc.	11,079	1,306
	Travel + Leisure Co.	30,169	1,279
	Harley-Davidson Inc.	31,965	1,233
*	MarineMax Inc.	32,821	1,193
*	Cars.com Inc.	90,378	1,152
*	Brinker International Inc.	46,872	1,149
*	EW Scripps Co. Class A	73,456	1,098
*	Genesco Inc.	18,944	1,072
*	Crocs Inc.	14,515	1,070
*	Container Store Group Inc.	147,381	999
*	Adtalem Global Education Inc.	25,869	975
	Scholastic Corp.	20,119	924
	News Corp. Class A	54,392	920
	Hibbett Inc.	15,686	919
*	WW International Inc.	175,622	917
*	OneWater Marine Inc. Class A	22,943	914
*	ODP Corp.	25,477	911
	Designer Brands Inc. Class A	45,378	774
*	SkyWest Inc.	35,509	756
*	Children's Place Inc.	17,746	749

		Shares	Market Value ($000)
*	iHeartMedia Inc. Class A	84,158	745
*	Asbury Automotive Group Inc.	4,228	738
	Dine Brands Global Inc.	10,697	712
	Aaron's Co. Inc.	59,244	705
	Haverty Furniture Cos. Inc.	25,392	681
*	SeaWorld Entertainment Inc.	13,551	681
	Dana Inc.	43,263	669
	Rent-A-Center Inc.	24,808	641
*	Beazer Homes USA Inc.	44,362	632
*	M/I Homes Inc.	14,365	621
*	PROG Holdings Inc.	33,102	614
	Boyd Gaming Corp.	11,201	610
*	Six Flags Entertainment Corp.	27,260	604
*	Chegg Inc.	30,519	601
	Movado Group Inc.	17,877	570
	La-Z-Boy Inc.	21,410	565
	Ralph Lauren Corp. Class A	6,121	559
	Tilly's Inc. Class A	72,804	546
	Matthews International Corp. Class A	21,014	526
	Caleres Inc.	20,323	519
	LKQ Corp.	9,732	518
	Rush Enterprises Inc. Class A	10,966	516
	Shoe Carnival Inc.	21,129	503
*	Southwest Airlines Co.	13,611	499
*	GoPro Inc. Class A	80,748	492
	Franchise Group Inc.	14,226	482
*	Vera Bradley Inc.	117,392	465
	MDC Holdings Inc.	13,742	427
*	Fossil Group Inc.	100,568	425
	Strategic Education Inc.	6,535	423
*	Chico's FAS Inc.	71,611	407
*	Malibu Boats Inc. Class A	6,754	405
	Kohl's Corp.	13,919	396
*	Meritage Homes Corp.	4,998	392
*	Gannett Co. Inc.	167,034	387
*	Lazydays Holdings Inc.	22,882	377
*	Knowles Corp.	22,866	346
*	Tupperware Brands Corp.	30,084	338
[1]	Big 5 Sporting Goods Corp.	27,227	333
*	Delta Air Lines Inc.	10,721	333
*	Universal Electronics Inc.	14,685	326
	Omnicom Group Inc.	4,711	315
*	Hilton Grand Vacations Inc.	7,595	310
	Century Communities Inc.	6,511	304
	Graham Holdings Co. Class B	532	301
	Whirlpool Corp.	1,805	283
	Buckle Inc.	8,544	276
*	KAR Auction Services Inc.	18,704	273
	eBay Inc.	5,700	252
*	Destination XL Group Inc.	43,397	239
	Ethan Allen Interiors Inc.	9,936	236
	Target Corp.	1,462	234
	Oxford Industries Inc.	2,180	233
*	Lands' End Inc.	16,422	227
	Bath & Body Works Inc.	5,826	217
	Lennar Corp. Class B	3,429	211
	Interpublic Group of Cos. Inc.	7,428	205
*	Hovnanian Enterprises Inc. Class A	4,763	191

		Shares	Market Value ($000)
	Newell Brands Inc.	10,644	190
*	Mesa Air Group Inc.	76,502	186
	RCI Hospitality Holdings Inc.	2,819	184
*	VOXX International Corp. Class A	19,054	184
	Lear Corp.	1,161	161
	Tapestry Inc.	4,561	158
*	Stride Inc.	3,981	152
*	Conn's Inc.	15,494	149
	A-Mark Precious Metals Inc.	4,452	138
*	Audacy Inc. Class A	171,223	94
	Dick's Sporting Goods Inc.	696	74
*	Abercrombie & Fitch Co. Class A	2,226	32
	Murphy USA Inc.	50	14
			125,952
Consumer Staples (5.7%)
	CVS Health Corp.	103,714	10,180
	Altria Group Inc.	111,167	5,016
*	Herbalife Nutrition Ltd.	128,052	3,341
	Kraft Heinz Co.	80,164	2,998
	McKesson Corp.	5,959	2,187
	Molson Coors Beverage Co. Class B	28,630	1,479
	Tyson Foods Inc. Class A	18,886	1,424
	Walgreens Boots Alliance Inc.	40,457	1,418
	Archer-Daniels-Midland Co.	13,631	1,198
	Philip Morris International Inc.	12,049	1,151
	SpartanNash Co.	34,697	1,056
	ACCO Brands Corp.	172,017	1,020
	Kroger Co.	19,653	942
*	TreeHouse Foods Inc.	17,274	805
*	United Natural Foods Inc.	13,814	609
	Ingles Markets Inc. Class A	6,209	543
	Fresh Del Monte Produce Inc.	15,167	415
	Vector Group Ltd.	41,950	411
	Edgewell Personal Care Co.	9,695	378
	Seaboard Corp.	97	375
	Albertsons Cos. Inc. Class A	12,389	341
*	Pilgrim's Pride Corp.	11,571	329
	Universal Corp.	6,131	313
*	Hostess Brands Inc. Class A	9,416	218
	Ingredion Inc.	2,207	192
*	US Foods Holding Corp	5,458	167
	J M Smucker Co.	1,114	156
	Keurig Dr Pepper Inc.	791	30
	Weis Markets Inc.	334	26
			38,718
Energy (11.4%)
	Exxon Mobil Corp.	88,244	8,435
	ConocoPhillips	52,148	5,708
	Chevron Corp.	35,518	5,614
	Pioneer Natural Resources Co.	21,966	5,562
	Marathon Petroleum Corp.	54,973	5,538
	EOG Resources Inc.	26,188	3,177
*	Centennial Resource Development Inc. Class A	236,083	1,943
	Ovintiv Inc. (XNYS)	35,973	1,912
	Murphy Oil Corp.	47,243	1,841
	Marathon Oil Corp.	70,887	1,814
*	Southwestern Energy Co.	226,424	1,696

		Shares	Market Value ($000)
	PDC Energy Inc.	24,444	1,660
	Diamondback Energy Inc.	11,876	1,583
	Matador Resources Co.	26,461	1,577
	Occidental Petroleum Corp.	20,353	1,445
*	Callon Petroleum Co.	33,621	1,431
	Phillips 66	15,883	1,421
	Cheniere Energy Inc.	8,682	1,391
	SM Energy Co.	29,851	1,315
*	Talos Energy Inc.	62,750	1,301
	Civitas Resources Inc.	18,932	1,272
	Valero Energy Corp.	10,300	1,206
	Kinder Morgan Inc.	62,591	1,147
*	Laredo Petroleum Inc.	14,167	1,099
*	CNX Resources Corp.	61,836	1,093
	Berry Corp.	117,935	1,079
	HF Sinclair Corp.	19,699	1,037
	Equitrans Midstream Corp.	106,623	988
*	Helix Energy Solutions Group Inc.	227,376	982
	Coterra Energy Inc.	30,379	939
	APA Corp.	21,139	827
*	Bristow Group Inc.	24,048	698
*	ProPetro Holding Corp.	74,261	680
	SunCoke Energy Inc.	100,130	660
	Kinetik Holdings Inc.	16,736	617
	Schlumberger NV	14,197	542
	Warrior Met Coal Inc.	16,068	523
	EQT Corp.	10,344	494
	Archrock Inc.	65,247	482
	CONSOL Energy Inc.	6,720	482
	Alpha Metallurgical Resources Inc.	3,047	479
	Ramaco Resources Inc.	44,012	464
*	SandRidge Energy Inc.	19,620	412
*	Antero Resources Corp.	10,190	408
*	Comstock Resources Inc.	19,605	384
*	PBF Energy Inc. Class A	9,879	337
	Devon Energy Corp.	4,322	305
*	Range Resources Corp.	9,155	301
	Antero Midstream Corp.	26,582	268
	Chord Energy Corp.	1,749	248
*	Centrus Energy Corp. Class A	4,772	238
*	Kosmos Energy Ltd.	33,090	234
*	REX American Resources Corp.	7,431	225
	Delek US Holdings Inc.	4,893	138
*	Golar LNG Ltd.	3,911	107
	Northern Oil and Gas Inc.	2,476	78
	ONEOK Inc.	1,033	63
			77,900
Financials (24.2%)
	Prudential Financial Inc.	42,643	4,083
	Citigroup Inc.	75,535	3,687
	MetLife Inc.	55,322	3,559
	Truist Financial Corp.	75,860	3,553
	Bank of New York Mellon Corp.	85,196	3,538
	Goldman Sachs Group Inc.	9,391	3,124
	PNC Financial Services Group Inc.	19,259	3,043
	Wells Fargo & Co.	69,105	3,021
	American International Group Inc.	57,621	2,982
	Morgan Stanley	34,705	2,958

		Shares	Market Value ($000)
	Bank of America Corp.	87,846	2,953
	JPMorgan Chase & Co.	24,216	2,754
	US Bancorp	58,564	2,671
	T Rowe Price Group Inc.	21,057	2,527
	Essent Group Ltd.	59,123	2,364
	Aflac Inc.	36,058	2,143
	Chubb Ltd.	9,976	1,886
	Heartland Financial USA Inc.	40,100	1,791
	OceanFirst Financial Corp.	91,936	1,787
	Provident Financial Services Inc.	73,471	1,707
	Prosperity Bancshares Inc.	23,031	1,632
	Charles Schwab Corp.	22,801	1,618
	CNA Financial Corp.	41,827	1,609
	S&T Bancorp Inc.	53,894	1,597
	MGIC Investment Corp.	111,030	1,587
	Unum Group	41,451	1,569
*	Genworth Financial Inc. Class A	358,966	1,515
*	Enstar Group Ltd.	7,947	1,504
	Radian Group Inc.	70,955	1,498
	Renasant Corp.	44,230	1,475
	Enterprise Financial Services Corp.	31,989	1,463
*	LendingClub Corp.	110,521	1,445
	WesBanco Inc.	41,966	1,436
	Washington Federal Inc.	43,043	1,378
	Dime Community Bancshares Inc.	42,680	1,334
	Travelers Cos. Inc.	8,248	1,333
	Franklin Resources Inc.	50,969	1,329
	FNB Corp.	109,440	1,305
	Hancock Whitney Corp.	26,112	1,259
	Invesco Ltd.	75,322	1,241
	First Financial Bancorp	56,818	1,226
*	Brighthouse Financial Inc.	25,737	1,224
	First Citizens BancShares Inc. Class A	1,482	1,203
	Ally Financial Inc.	36,103	1,199
	Affiliated Managers Group Inc.	9,371	1,193
	Allstate Corp.	9,868	1,189
	Reinsurance Group of America Inc.	9,272	1,162
	Hope Bancorp Inc.	79,751	1,154
	Eagle Bancorp Inc.	22,699	1,102
	PennyMac Financial Services Inc.	20,741	1,102
	Jefferies Financial Group Inc.	33,979	1,090
	Regions Financial Corp.	48,932	1,060
	Cadence Bank	40,384	1,029
	Equitable Holdings Inc.	34,492	1,026
	Ameris Bancorp	21,681	1,012
*	NMI Holdings Inc. Class A	49,241	1,011
*	Berkshire Hathaway Inc. Class B	3,591	1,008
	PacWest Bancorp	38,122	1,004
	Axis Capital Holdings Ltd.	18,708	994
	Webster Financial Corp.	20,959	986
	Bank OZK	24,229	982
	Towne Bank	33,758	962
	Everest Re Group Ltd.	3,562	958
	RenaissanceRe Holdings Ltd.	6,798	920
	Citizens Financial Group Inc.	24,517	899
*	Enova International Inc.	25,541	892
	Zions Bancorp NA	16,184	891
	Atlantic Union Bankshares Corp.	27,199	883

		Shares	Market Value ($000)
	Pinnacle Financial Partners Inc.	10,862	877
	Lakeland Bancorp Inc.	53,421	870
*	Customers Bancorp Inc.	24,923	865
	First Busey Corp.	37,395	860
	Nelnet Inc. Class A	9,968	840
	Synovus Financial Corp.	20,749	833
	Western Alliance Bancorp	10,642	816
	Intercontinental Exchange Inc.	7,930	800
	Stifel Financial Corp.	13,436	797
	Old Republic International Corp.	36,242	792
	First Financial Corp.	16,908	786
	Cathay General Bancorp	18,088	759
	Peoples Bancorp Inc.	25,127	751
	First Bancorp (XNGS)	20,549	748
	American Equity Investment Life Holding Co.	19,463	740
	SouthState Corp.	9,395	733
	UMB Financial Corp.	8,115	726
	Fidelity National Financial Inc.	18,065	706
	BOK Financial Corp.	7,823	695
	TriCo Bancshares	14,617	690
	KeyCorp	38,546	682
	Principal Financial Group Inc.	9,018	674
	Flushing Financial Corp.	32,384	669
	NBT Bancorp Inc.	17,220	668
	Univest Financial Corp.	26,944	668
	Premier Financial Corp.	24,634	666
	ConnectOne Bancorp Inc.	26,553	665
	Old National Bancorp	39,244	655
	OFG Bancorp	23,985	652
	Fulton Financial Corp.	39,621	643
	OneMain Holdings Inc.	18,317	640
	Huntington Bancshares Inc.	47,628	638
	Globe Life Inc.	6,516	633
	TrustCo Bank Corp. NY	18,882	630
	Popular Inc.	8,080	624
	Lincoln National Corp.	13,510	622
	Trustmark Corp.	19,625	619
	United Bankshares Inc.	16,625	617
*	StoneX Group Inc.	6,614	614
	Navient Corp.	39,744	612
	Valley National Bancorp	52,026	605
	Raymond James Financial Inc.	5,660	591
	Associated Banc-Corp.	27,345	548
	Horizon Bancorp Inc.	28,194	533
	Selective Insurance Group Inc.	6,582	523
	First American Financial Corp.	9,761	522
	Sandy Spring Bancorp Inc.	13,439	518
	Heritage Financial Corp.	19,388	504
	Pacific Premier Bancorp Inc.	15,391	504
	Universal Insurance Holdings Inc.	42,079	502
	Hartford Financial Services Group Inc.	7,725	497
	Stewart Information Services Corp.	9,788	496
	American Financial Group Inc.	3,872	494
	1st Source Corp.	10,198	481
	M&T Bank Corp.	2,569	467
	Hanmi Financial Corp.	18,682	462
*	Nicolet Bankshares Inc.	5,991	459
	Banc of California Inc.	26,929	455

		Shares	Market Value ($000)
	HomeStreet Inc.	13,006	453
	Comerica Inc.	5,617	451
*	Arch Capital Group Ltd.	9,717	444
	Pathward Financial Inc.	13,127	433
	First Commonwealth Financial Corp.	31,460	424
	Berkshire Hills Bancorp Inc.	14,835	418
	Independent Bank Group Inc.	6,174	416
	Northfield Bancorp Inc.	27,819	410
*	Axos Financial Inc.	9,664	404
	SLM Corp.	26,445	404
	Horace Mann Educators Corp.	11,279	403
	Banner Corp.	6,525	396
	Primerica Inc.	3,078	390
*	Texas Capital Bancshares Inc.	6,512	384
	Discover Financial Services	3,406	342
	Brookline Bancorp Inc.	26,905	336
*	PRA Group Inc.	8,917	329
	Janus Henderson Group plc	11,641	272
	Assurant Inc.	1,709	271
	First Foundation Inc.	14,189	269
	BGC Partners Inc. Class A	65,976	265
	Bank of NT Butterfield & Son Ltd.	7,955	259
	HarborOne Bancorp Inc.	18,335	250
	Veritex Holdings Inc.	8,010	241
	Carlyle Group Inc.	7,323	238
	Cullen/Frost Bankers Inc.	1,729	225
	Simmons First National Corp. Class A	9,207	217
*	Markel Corp.	181	216
	Federal Agricultural Mortgage Corp. Class C	1,839	201
	Fifth Third Bancorp	5,797	198
	BlackRock Inc.	295	197
	Assured Guaranty Ltd.	3,512	179
	CNO Financial Group Inc.	9,639	177
	First BanCorp. (XNYS)	11,924	171
	Home BancShares Inc.	6,708	158
	Heritage Commerce Corp.	13,314	150
	State Street Corp.	2,174	149
	James River Group Holdings Ltd.	6,006	143
	Employers Holdings Inc.	3,634	142
*	SVB Financial Group	350	142
	Hanover Insurance Group Inc.	1,077	139
	Central Pacific Financial Corp.	6,335	138
*	Mr Cooper Group Inc.	3,235	137
*	Sunlight Financial Holdings Inc.	44,675	137
	Signature Bank	645	112
	Wintrust Financial Corp.	1,321	111
	East West Bancorp Inc.	1,471	106
	First Merchants Corp.	2,543	101
*	Bancorp Inc.	3,475	82
*	Oportun Financial Corp.	15,467	79
	Argo Group International Holdings Ltd.	2,494	49
*	Encore Capital Group Inc.	701	38
	Southside Bancshares Inc.	716	27
	Park National Corp.	200	26
	Washington Trust Bancorp Inc.	431	22
			165,226
Health Care (6.9%)
	Bristol-Myers Squibb Co.	108,632	7,323

		Shares	Market Value ($000)
*	Centene Corp.	57,888	5,195
	Cigna Corp.	17,645	5,002
	HCA Healthcare Inc.	23,545	4,659
*	Moderna Inc.	33,421	4,421
*	Regeneron Pharmaceuticals Inc.	5,507	3,200
	Elevance Health Inc.	5,660	2,746
	Pfizer Inc.	54,620	2,470
*	Catalyst Pharmaceuticals Inc.	120,656	1,634
*	Jazz Pharmaceuticals plc	9,474	1,471
	Premier Inc. Class A	36,861	1,299
	Organon & Co.	41,057	1,171
*	United Therapeutics Corp.	4,386	994
	Gilead Sciences Inc.	13,569	861
	AbbVie Inc.	5,148	692
	Universal Health Services Inc. Class B	6,746	660
	DENTSPLY SIRONA Inc.	13,389	439
*	Hologic Inc.	5,244	354
*	Prestige Consumer Healthcare Inc.	6,136	310
*	Amneal Pharmaceuticals Inc.	141,062	306
*	Pediatrix Medical Group Inc.	16,619	296
*	QuidelOrtho Corp.	3,516	279
	Quest Diagnostics Inc.	2,042	256
*	Computer Programs and Systems Inc.	8,362	255
*	Emergent BioSolutions Inc.	7,593	182
*	Avanos Medical Inc.	6,772	167
*	Biogen Inc.	810	158
	Laboratory Corp. of America Holdings	601	135
	Select Medical Holdings Corp.	4,605	118
*	Tenet Healthcare Corp.	1,224	69
*	AdaptHealth Corp. Class A	1,241	22
	Merck & Co. Inc.	210	18
*	Acadia Healthcare Co. Inc.	94	8
			47,170
Industrials (14.3%)
	FedEx Corp.	34,533	7,280
	Capital One Financial Corp.	39,374	4,167
	Global Payments Inc.	33,296	4,136
	Ryder System Inc.	52,793	4,035
	Westrock Co.	93,380	3,790
*	Fiserv Inc.	26,553	2,687
	General Dynamics Corp.	11,431	2,617
	Fidelity National Information Services Inc.	27,744	2,535
*	Builders FirstSource Inc.	38,926	2,281
	Knight-Swift Transportation Holdings Inc.	44,124	2,229
	Triton International Ltd.	28,641	1,707
	Louisiana-Pacific Corp.	29,783	1,615
*	Mohawk Industries Inc.	13,262	1,464
*	PayPal Holdings Inc.	14,914	1,394
	Herc Holdings Inc.	12,164	1,369
*	Atkore Inc.	15,744	1,329
*	Titan Machinery Inc.	42,896	1,320
*	Berry Global Group Inc.	23,684	1,287
	Owens Corning	14,942	1,221
	MDU Resources Group Inc.	37,524	1,131
	Schneider National Inc. Class B	48,731	1,114
	ManpowerGroup Inc.	14,887	1,091
	Synchrony Financial	33,328	1,091
	Costamare Inc.	89,567	1,010

		Shares	Market Value ($000)
	Raytheon Technologies Corp.	11,000	987
*	XPO Logistics Inc.	18,515	971
	Covenant Logistics Group Inc. Class A	34,245	963
*	United Rentals Inc.	3,238	946
	SFL Corp. Ltd.	87,601	937
*	Mirion Technologies Inc.	117,758	891
	Norfolk Southern Corp.	3,556	865
	Encore Wire Corp.	6,548	852
	ArcBest Corp.	10,541	849
	L3Harris Technologies Inc.	3,628	828
	Moog Inc. Class A	10,770	807
*	Summit Materials Inc. Class A	27,964	795
	Graphic Packaging Holding Co.	33,903	755
	Brunswick Corp.	9,875	738
*	Modine Manufacturing Co.	48,815	731
*	Resideo Technologies Inc.	35,021	729
	Deluxe Corp.	37,750	726
*	WESCO International Inc.	5,369	707
	Safe Bulkers Inc.	220,463	703
	Textron Inc.	11,121	694
*	Gates Industrial Corp. plc	64,511	692
	Oshkosh Corp.	8,634	689
	Quanex Building Products Corp.	30,571	682
*	Conduent Inc.	165,418	677
*	BrightView Holdings Inc.	65,952	667
*	Sterling Infrastructure Inc.	26,319	666
*	American Woodmark Corp.	12,668	657
	Air Lease Corp. Class A	18,057	656
*	O-I Glass Inc.	50,217	653
	Allison Transmission Holdings Inc.	17,871	648
	REV Group Inc.	55,808	643
	Greif Inc. Class A	9,283	622
*	CoreCivic Inc.	64,586	615
	MKS Instruments Inc.	6,053	603
	Bread Financial Holdings Inc.	15,322	589
	Matson Inc.	7,966	587
	Dorian LPG Ltd.	40,208	585
	Patrick Industries Inc.	10,756	570
	Johnson Controls International plc	10,300	558
*	Advantage Solutions Inc.	151,484	551
*	Alight Inc. Class A	67,673	533
*	Air Transport Services Group Inc.	17,385	524
*	AMN Healthcare Services Inc.	4,876	500
	Textainer Group Holdings Ltd.	16,247	494
*	Manitowoc Co. Inc.	51,186	489
	Sensata Technologies Holding plc	11,964	482
	Primoris Services Corp.	23,599	478
	PACCAR Inc.	5,284	462
	3M Co.	3,605	448
	Resources Connection Inc.	22,653	443
	Scorpio Tankers Inc.	10,583	440
	Griffon Corp.	13,977	438
	Genco Shipping & Trading Ltd.	31,309	429
	Korn Ferry	7,007	427
*	GMS Inc.	8,723	420
	nVent Electric plc	12,359	407
*	Paysafe Ltd.	243,388	402
	Acuity Brands Inc.	2,432	399

		Shares	Market Value ($000)
	Lockheed Martin Corp.	940	395
*	MasTec Inc.	4,878	393
	Altra Industrial Motion Corp.	10,030	381
	Kelly Services Inc. Class A	21,348	344
*	DXP Enterprises Inc.	12,296	327
	AGCO Corp.	2,717	295
	DHT Holdings Inc.	37,473	293
*	Hub Group Inc. Class A	3,446	275
	Barnes Group Inc.	8,191	254
	ADT Inc.	33,355	243
	Regal Rexnord Corp.	1,760	242
	Emerson Electric Co.	2,809	230
	Snap-on Inc.	1,054	230
*	Tutor Perini Corp.	33,618	228
	EMCOR Group Inc.	1,790	213
	DuPont de Nemours Inc.	3,418	190
	Westinghouse Air Brake Technologies Corp.	2,063	181
	American Express Co.	1,036	157
	Trinity Industries Inc.	6,200	151
*	Veritiv Corp.	1,255	150
	Werner Enterprises Inc.	3,627	144
	GATX Corp.	1,457	141
	Insteel Industries Inc.	4,527	131
	Kronos Worldwide Inc.	9,550	123
	Trinseo plc	4,361	116
*	Green Dot Corp. Class A	5,333	108
	Apogee Enterprises Inc.	1,919	78
	International Seaways Inc.	2,158	64
*	StoneCo. Ltd. Class A	6,502	62
*	AAR Corp.	1,324	57
*	Beacon Roofing Supply Inc.	842	46
			97,441
Real Estate (0.3%)
*	Anywhere Real Estate Inc.	116,170	1,135
*	GEO Group Inc.	93,289	763
*	Jones Lang LaSalle Inc.	1,651	286
	Newmark Group Inc. Class A	20,904	214
			2,398
Technology (7.4%)
	Micron Technology Inc.	88,014	4,975
	Hewlett Packard Enterprise Co.	306,195	4,164
*	Meta Platforms Inc. Class A	16,393	2,671
	International Business Machines Corp.	17,394	2,234
	Dell Technologies Inc. Class C	53,100	2,033
	Oracle Corp.	27,263	2,022
	Amkor Technology Inc.	98,245	1,978
	Intel Corp.	51,399	1,641
	HP Inc.	56,627	1,626
	Vishay Intertechnology Inc.	80,315	1,580
	Cognizant Technology Solutions Corp. Class A	22,731	1,436
	Microchip Technology Inc.	21,731	1,418
*	Western Digital Corp.	33,209	1,403
*	DXC Technology Co.	55,067	1,365
*	Magnite Inc.	164,759	1,241
	Xerox Holdings Corp.	73,992	1,230
*	Arrow Electronics Inc.	10,612	1,112
*	TTM Technologies Inc.	65,230	1,026

		Shares	Market Value ($000)
*	Ziff Davis Inc.	12,477	964
	Jabil Inc.	15,186	916
*	Ultra Clean Holdings Inc.	31,042	909
*	CACI International Inc. Class A	3,026	850
	Xperi Holding Corp.	49,832	793
*	Sanmina Corp.	16,222	787
	Science Applications International Corp.	8,416	767
*	NCR Corp.	24,684	766
*	Alpha & Omega Semiconductor Ltd.	19,591	757
*	Unisys Corp.	80,885	753
*	Photronics Inc.	42,880	720
*	Dropbox Inc. Class A	30,047	643
	Amdocs Ltd.	6,713	574
	Skyworks Solutions Inc.	5,717	563
*	Cohu Inc.	19,167	514
*	ScanSource Inc.	16,933	491
	QUALCOMM Inc.	3,697	489
	SS&C Technologies Holdings Inc.	8,200	457
*	Upland Software Inc.	39,099	409
*	SolarWinds Corp.	42,584	386
*	Kimball Electronics Inc.	14,205	306
*	Rimini Street Inc.	58,494	295
*	NetScout Systems Inc.	8,080	257
	Avnet Inc.	5,167	227
	NortonLifeLock Inc.	9,573	216
	TD SYNNEX Corp.	2,181	210
	Broadcom Inc.	249	124
*	Cerence Inc.	4,810	96
	Concentrix Corp.	480	60
*	Rackspace Technology Inc.	12,815	57
			50,511
Telecommunications (3.8%)
	AT&T Inc.	524,329	9,197
	Verizon Communications Inc.	138,002	5,770
	Comcast Corp. Class A	83,714	3,030
*	CommScope Holding Co. Inc.	194,451	2,197
*	Altice USA Inc. Class A	186,725	1,867
*	United States Cellular Corp.	28,211	807
*	Liberty Latin America Ltd. Class C	108,961	759
	Cisco Systems Inc.	15,235	681
*	T-Mobile US Inc.	3,905	562
	Juniper Networks Inc.	11,278	320
*	Liberty Latin America Ltd. Class A	44,852	314
*	DISH Network Corp. Class A	15,455	268
*	Consolidated Communications Holdings Inc.	38,786	223
			25,995
Total Common Stocks (Cost $666,886)			680,125

		Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 2.284% (Cost $2,411)	24,118	2,411
Total Investments (99.9%) (Cost $669,297)			682,536
Other Assets and Liabilities—Net (0.1%)			724
Net Assets (100%)			683,260
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $564,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $648,000 was received for securities on loan, of which $647,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	11	2,176	(18)
Micro E-mini S&P 500 Index	September 2022	16	317	14
				(4)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees  to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.